Short term investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Investments
The Company's classification of short term investments at December 31, 2018 is as noted below:

	Amortized Cost	Fair Value
	2018 $	2018 $
Canadian Government Bond	3,912	3,902
Bank of Nova Scotia Treasury Note	3,977	3,955
	7,889	7,857